Right-of-Use Assets and Lease Liability (Details) - Schedule of Change in the Lease Liability - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shedule of change in the long-Term lease liability [Line Items]
Balance, beginning	$ 180,428	$ 249,509
Additions	449,823	34,898
Lease termination	(22,945)
Accretion	32,838	15,234
Lease payments made	(177,439)	(107,446)
Currency translation adjustment	10,083	(11,767)
Balance, ending	472,788	180,428
Less: current lease liability	(177,641)	(84,262)
Balance (Long Term), ending	295,147	96,166
Leased asset [Member]
Shedule of change in the long-Term lease liability [Line Items]
Balance, beginning		3,416
Additions
Lease termination
Accretion		77
Lease payments made		(3,493)
Currency translation adjustment
Balance, ending
Less: current lease liability
Balance (Long Term), ending
Leased offices [Member]
Shedule of change in the long-Term lease liability [Line Items]
Balance, beginning	180,428	246,093
Additions	449,823	34,898
Lease termination	(22,945)
Accretion	32,838	15,157
Lease payments made	(177,439)	(103,953)
Currency translation adjustment	10,083	(11,767)
Balance, ending	472,788	180,428
Less: current lease liability	(177,641)	(84,262)
Balance (Long Term), ending	$ 295,147	$ 96,166